Taxation - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Oct. 31, 2014	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2008	Dec. 31, 2016 USD ($)
Income Taxes [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years						15.00%
Increase (decrease) in valuation allowance	¥ 30,374,578	$ 4,374,849	¥ 17,802,709
Net operating loss carry forwards	690,100,000
Net operating loss carry forwards expiring In 2017	301,700,000
Net operating loss carry forwards expiring In 2018	192,400,000
Net operating loss carry forwards expiring In 2019	44,600,000
Net operating loss carry forwards expiring In 2020	118,200,000
Net operating loss carry forwards expiring In 2021	¥ 33,200,000
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%	10.00%
Withholding income taxes for undistributed profits	¥ 0	$ 0	0	¥ 0
Deferred tax liability attributable to undistributed earnings of financial interests in VIEs	0		0	0								$ 0
Accumulated earnings	(2,897,802,287)		(2,304,020,698)									(417,370,342)
Unrecognized tax benefits	0		0	0								0
Significantly increase or decrease in unrecognized tax benefits within next twelve months	0											0
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance	¥ 100,000
Income tax, statute of limitation under special circumstance	10 years	10 years
Minimum
Income Taxes [Line Items]
Income tax, statute of limitation	3 years	3 years
Minimum | Scenario 1
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises	5.00%	5.00%
Percentage of beneficial interest owned	25.00%	25.00%
Maximum
Income Taxes [Line Items]
Income tax, statute of limitation	5 years	5 years
Maximum | Scenario 2
Income Taxes [Line Items]
Withholding income tax rate for dividends from profits of foreign invested enterprises	10.00%	10.00%
Percentage of beneficial interest owned	25.00%	25.00%
Subsidiaries and VIE subsidiaries in PRC
Income Taxes [Line Items]
Statutory tax rate						25.00%	24.00%	22.00%	20.00%	18.00%
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years					15.00%						15.00%
Tax savings from reduced tax rate	¥ 0	$ 0	0	0
Variable Interest Entity, Primary Beneficiary
Income Taxes [Line Items]
Accumulated earnings	¥ 0		¥ 0	¥ 0								0
United states
Income Taxes [Line Items]
Statutory tax rate	34.00%	34.00%
State income tax rate	0.23%	0.23%
Federal tax
Income Taxes [Line Items]
Net operating loss carry forwards | $												134,600,000
Net operating loss carry forwards, expiration year	2027	2027
Tax credit available to offset future taxes payable | $												100,000
State income tax
Income Taxes [Line Items]
Net operating loss carry forwards | $												68,700,000
Net operating loss carry forwards, expiration year	2017	2017
Tax credit available to offset future taxes payable | $												$ 100,000
Foreign tax authority
Income Taxes [Line Items]
Foreign tax credit available to offset future taxes payable | $		$ 2,500,000
Tax credit available to offset future taxes payable, expiration date	2017	2017